SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	1,535,240	509,820	978,557	520,856
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	273,475	178,675	187,334	178,667
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	789,562	213,154	580,515	209,757
Convertible notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		117,991		132,432
Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	472,203		210,708